Related Parties Transactions - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [Line Items]
Key management personnel compensation	$ 8,161	$ 10,772	$ 7,109
Remuneration expense	670	475	655
Share-based payment expense	501	373	365
General and administrative expenses	71,469	53,295	60,991
Finance income	22,669	16,012	5,799
Associates
Related party transactions [Line Items]
Receivables due from related parties	408
Associates | Gelesis
Related party transactions [Line Items]
Sublease receivable		0
Interest income on sublease receivable	0	23	(89)
Related parties
Related party transactions [Line Items]
Key management personnel compensation	1,509	4,732
General and administrative expenses	34	46	$ 51
Directors and Senior Managers | Convertible notes
Related party transactions [Line Items]
Payables to related parties	0	$ 104
Finance income	$ 108
Directors and Senior Managers | Common
Related party transactions [Line Items]
Number of shares held (in shares)	10,294,322
Percent voting rights of the company	4.30%
Additional number of shares authorized to purchase (in shares)	2,155,915
Senior Managers | Common
Related party transactions [Line Items]
Number of shares issuable based on performance conditions (in shares)	3,517,248	3,517,248	3,517,248
Director | Common
Related party transactions [Line Items]
Number of shares issuable based on performance conditions (in shares)	346,010	1,822,151